Basis for preparation	6 Months Ended
Jun. 30, 2024
Basis for preparation
Basis for preparation
2.	Basis of presentation
2.1.	Statement of compliance and authorization of financial statements

The financial information contained in this report has been prepared in accordance with IAS 34 Interim Financial Reporting accepted in Colombia.

The interim condensed consolidated financial statements are unaudited and in the management opinion, include all necessary adjustments for a fair presentation of the results of each period.

Ecopetrol Business Group prepares its financial statements based on the principles and accounting standards and financial information accepted in Colombia (NCIF, as its acronym in Spanish), regulated in Decree 2420 of 2015 and its amendments. These standards are based on the International Financial Reporting Standards - IFRS and its Interpretations issued by the International Accounting Standards Board (IASB) and other applicable legal provisions for supervised entities and/or controlled by the General Accounting Office of the Nation. Some accounting standards and financial information accepted in Colombia (Colombian IFRS) may differ in certain aspects from IFRS as issued by the IASB.

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with policies expected to follow in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2024, which do not differ significantly from those used the immediately previous year.

These interim condensed consolidated financial statements were approved by the Company’s Ecopetrol Board of Directors on September 27, 2024.

2.2.	Basis of consolidation

The interim condensed consolidated financial statements were prepared by consolidating all the subsidiary companies described in Exhibits 1 and 2, in which Ecopetrol exercises, directly or indirectly, control, according to IFRS 10.5 and 10.7.

Subsidiaries are consolidated from the date control is obtained until the date control ceases.

All intercompany assets and liabilities, equity, income, expenses, and cash flows related to transactions between Group companies were eliminated in consolidation. Unrealized profits and losses are also eliminated. Non-controlling interest represents the portion of profit, other comprehensive income and net assets in subsidiaries that are not attributable to Ecopetrol shareholders.

The interim condensed consolidated financial statements were prepared on the basis that it will continue to operate as a going concern.

All business combinations are recognized using the acquisition method.